LONG TERM EQUIPMENT PURCHASE PAYABLE (Schedule of Outstanding Long Term Equipment Purchase Payable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Final Year of Maturity	2019
Interest rate	0.00%
Current portion of equipment purchase	$ 297,421	$ 493,597
Outstanding long term equipment purchase payable		184,294
Total outstanding long term equipment purchase payable	$ 297,421	$ 677,891